UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      C. V. Starr & Co., Inc.

Address:   399 Park Avenue, 17th Floor
           New York, NY 10022


Form 13F File Number: 28-14416


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Bryan
Title:  Secretary
Phone:  646-227-6677

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas Bryan                   New York, New York                 5/8/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:  $      199,812
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN MIDSTREAM PARTNERS  COM UNITS      02752P100    1,097    50,100 SH       SOLE                   50,100      0    0
BANK OF AMERICA CORPORATION  COM            060505104    3,637   380,000 SH       SOLE                  380,000      0    0
BOARDWALK PIPELINE PARTNERS  UT LTD PARTNER 096627104      794    30,000 SH       SOLE                   30,000      0    0
BUCKEYE PARTNERS L P         UNIT LTD PARTN 118230101    3,059    50,000 SH       SOLE                   50,000      0    0
CHINA CORD BLOOD CORP        SHS            G21107100    2,738   964,116 SH       SOLE                  964,116      0    0
CHINA MEDIAEXPRESS HLDGS INC COM            169442100      335 3,045,455 SH       SOLE                3,045,455      0    0
CONCORD MED SVCS HLDGS LTD   SPONSORED ADR  206277105   13,335 3,472,667 SH       SOLE                3,472,667      0    0
EL PASO PIPELINE PARTNERS LP COM UNIT LPI   283702108    2,268    65,000 SH       SOLE                   65,000      0    0
ENERGY TRANSFER EQUITY LP    COM UT LTD PTN 29273V100    2,418    60,000 SH       SOLE                   60,000      0    0
ENTERPRISE PRODUCTS PARTNERS COM            293792107    3,533    70,000 SH       SOLE                   70,000      0    0
FLY LEASING LTD              SPONSORED ADR  34407D109   13,598 1,113,700 SH       SOLE                1,113,700      0    0
GENESIS ENERGY L.P.          UNIT LTD PARTN 371927104    1,844    60,000 SH       SOLE                   60,000      0    0
HILLTOP HOLDINGS INC         COM            432748101   15,781 1,880,956 SH       SOLE                1,880,956      0    0
ISHARES INC                  MSCI BRIC INDX 464286657   34,748   850,000 SH       SOLE                  850,000      0    0
ISHARES MSCI TR              MSCI EAFE IDX  464287465   38,807   707,000 SH       SOLE                  707,000      0    0
ISHARES TR                   MSCI EMERG MKT 464287234   39,724   925,000 SH       SOLE                  925,000      0    0
MAGELLAN MIDSTREAM PARTNERS  COM UNIT RP LP 559080106    4,340    60,000 SH       SOLE                   60,000      0    0
MARKWEST ENERGY PARTNERS LP  UNIT LTD PARTN 570759100    3,507    60,000 SH       SOLE                   60,000      0    0
ONEOK PARTNERS LP            UNIT LTD PARTN 68268N103    2,734    50,000 SH       SOLE                   50,000      0    0
PLAINS ALL AMER PIPELINE LP  UNIT LTD PARTN 726503105    3,923    50,000 SH       SOLE                   50,000      0    0
REGENCY ENERGY PARTNERS LP   COM UNITS L P  75885Y107    1,967    80,000 SH       SOLE                   80,000      0    0
TESORO LOGISTICS LP          COM UNIT LP    88160T107    1,049    30,000 SH       SOLE                   30,000      0    0
WESTERN GAS PARTNERS LP      COM UNIT LP IN 958254104    2,029    43,973 SH       SOLE                   43,973      0    0
WILLIAMS PARTNERS L P        COM UNIT L P   96950F104    2,547    45,000 SH       SOLE                   45,000      0    0


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